Leases - Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 33,280	$ 33,280	$ 99,839	$ 99,839	$ 133,118	$ 116,846
Finance Lease:
Amortization of lease assets				$ 546		1,514
Interest on lease liabilities						166
Total finance lease cost						$ 1,680